Concentrations and Risks (Tables)	12 Months Ended
Dec. 31, 2018
Service providers | Bandwidth and server custody service provider
Concentrations and Risks
Schedule of concentration risk by risk factor

	For the year ended December 31,
	2016	2017	2018
Total number of telecommunications service providers	14	23	49
Number of service providers provided by 10% or more of the Group’s bandwidth and server custody expenditure	3	3	3
Total % of the Group’s bandwidth and server custody expenditure provided by 10% or greater service providers	79.5%	67.8%	57.8%

Accounts receivable | Credit risk
Concentrations and Risks
Schedule of concentration risk by risk factor

	December 31,	December 31,
	2017	2018
Distribution channel A	34.6%	22.2%
Allowance for doubtful accounts	Not applicable	Not applicable